                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)

                        Supplement dated January 9, 2002
                     to the Prospectus dated August 1, 2001

The following information replaces in its entirety the section titled "SHAREHOLDER INFORMATION" on pages 6 and 7 of the Prospectus:


                            "SHAREHOLDER INFORMATION

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

                      DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                        Initial                           Additional
Class                                                Investments*                         Investments
-----                                                ------------                         -----------
Institutional Class                                  $1 million                           no minimum
Cash Management Class                                 1 million                           no minimum
Private Investment Class                              10,000                              no minimum
Personal Investment Class                             10,000                              no minimum
Reserve Class                                         10,000                              no minimum
Resource Class                                        10,000                              no minimum
Sweep Class                                           10,000                              no minimum

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS

                                    OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
Through a Financial Intermediary    Contact your financial intermediary.           Same
                                    The financial intermediary should mail your
                                    completed account application to the
                                    transfer agent,
                                    A I M Fund Services, Inc.
                                    P. O. Box 0843
                                    Houston, TX 77001-0843
                                    The financial intermediary should call the
                                    transfer agent at (800) 659-1005 to receive
                                    an account number.
                                    Then, the intermediary should use the
                                    following wire instructions:
                                    The Bank of New York
                                    ABA/ROUTING #: 02100018
                                    DDA 8900117435
                                    For Further Credit to the fund and Your
                                    Account #

By Telephone                        Open your account as described above.          Call the transfer agent at (800)
                                                                                   659-1005 and wire payment for
                                                                                   your purchase order in accordance
                                                                                   with the wire instructions noted
                                                                                   above.

By AIM LINK--Registered Trademark-- Open your account as described above.          Complete an AIM LINK--Registered Trademark--
                                                                                   Agreement.  Mail the application
                                                                                   and agreement to the transfer
                                                                                   agent.  Once your request for
                                                                                   this option has been processed,
                                                                                   you may place your purchase order
                                                                                   via AIM LINK.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                                REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES

Through a Financial Intermediary    Contact your financial intermediary.
                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application you provided the transfer agent.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.


THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

         o REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;

         o MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

         o WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                                PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

                                      TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected."

                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                              (INSTITUTIONAL CLASS)

                        Supplement dated January 9, 2002
                     to the Prospectus dated August 1, 2001

The following information replaces in its entirety the section titled "SHAREHOLDER INFORMATION" on pages 6 and 7 of the Prospectus:

                            "SHAREHOLDER INFORMATION

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

                      DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                        Initial                           Additional
Class                                                Investments*                         Investments
-----                                                ------------                         -----------
Institutional Class                                  $1 million                           no minimum
Cash Management Class                                 1 million                           no minimum
Private Investment Class                              10,000                              no minimum
Personal Investment Class                             10,000                              no minimum
Reserve Class                                         10,000                              no minimum
Resource Class                                        10,000                              no minimum
Sweep Class                                           10,000                              no minimum

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS

                                    OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
Through a Financial Intermediary    Contact your financial intermediary.           Same
                                    The financial intermediary should mail your
                                    completed account application to the
                                    transfer agent,
                                    A I M Fund Services, Inc.
                                    P. O. Box 0843
                                    Houston, TX 77001-0843
                                    The financial intermediary should call the
                                    transfer agent at (800) 659-1005 to receive
                                    an account number.
                                    Then, the intermediary should use the
                                    following wire instructions:
                                    The Bank of New York
                                    ABA/ROUTING #: 02100018
                                    DDA 8900117435
                                    For Further Credit to the fund and Your
                                    Account #

By Telephone                        Open your account as described above.          Call the transfer agent at (800)
                                                                                   659-1005 and wire payment for
                                                                                   your purchase order in accordance
                                                                                   with the wire instructions noted
                                                                                   above.

By AIM LINK--Registered Trademark-- Open your account as described above.          Complete an AIM LINK--Registered Trademark--
                                                                                   Agreement.  Mail the application
                                                                                   and agreement to the transfer
                                                                                   agent.  Once your request for
                                                                                   this option has been processed,
                                                                                   you may place your purchase order
                                                                                   via AIM LINK.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                                REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES

Through a Financial Intermediary        Contact your financial intermediary.
                                        Redemption proceeds will be sent in
                                        accordance with the wire instructions
                                        specified in the account application you provided the transfer agent.

By Telephone                            A person who has been authorized to
                                        make transactions in the account
                                        application may make redemptions
                                        by telephone.

By AIM LINK--Registered Trademark--     Place your redemption request via AIM
                                        LINK.

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

     o    REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;

     o    MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

     o    WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                                PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

                                      TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected."

                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                           (PERSONAL INVESTMENT CLASS)

                        Supplement dated January 9, 2002
                     to the Prospectus dated August 1, 2001

The following information replaces in its entirety the section titled "SHAREHOLDER INFORMATION" on pages 6 and 7 of the Prospectus:


                            "SHAREHOLDER INFORMATION

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

                     DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                        Initial                           Additional
Class                                                Investments*                         Investments
-----                                                ------------                         -----------
Institutional Class                                  $1 million                           no minimum
Cash Management Class                                 1 million                           no minimum
Private Investment Class                              10,000                              no minimum
Personal Investment Class                             10,000                              no minimum
Reserve Class                                         10,000                              no minimum
Resource Class                                        10,000                              no minimum
Sweep Class                                           10,000                              no minimum

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS

                                    OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
Through a Financial Intermediary    Contact your financial intermediary.           Same
                                    The financial intermediary should mail your
                                    completed account application to the
                                    transfer agent,
                                    A I M Fund Services, Inc.
                                    P. O. Box 0843
                                    Houston, TX 77001-0843
                                    The financial intermediary should call the
                                    transfer agent at (800) 659-1005 to receive
                                    an account number.
                                    Then, the intermediary should use the
                                    following wire instructions:
                                    The Bank of New York
                                    ABA/ROUTING #: 02100018
                                    DDA 8900117435
                                    For Further Credit to the fund and Your
                                    Account #

By Telephone                        Open your account as described above.          Call the transfer agent at (800)
                                                                                   659-1005 and wire payment for
                                                                                   your purchase order in accordance
                                                                                   with the wire instructions noted
                                                                                   above.

By AIM LINK--Registered Trademark-- Open your account as described above.          Complete an AIM LINK--Registered Trademark--
                                                                                   Agreement.  Mail the application
                                                                                   and agreement to the transfer
                                                                                   agent.  Once your request for
                                                                                   this option has been processed,
                                                                                   you may place your purchase order
                                                                                   via AIM LINK.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                                REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES

Through a Financial Intermediary    Contact your financial intermediary.
                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application you provided the transfer agent.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

         o REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;

         o MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

         o WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                                PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

                                      TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected."

                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                           (PRIVATE INVESTMENT CLASS)

                        Supplement dated January 9, 2002
                     to the Prospectus dated August 1, 2001

The following information replaces in its entirety the section titled "SHAREHOLDER INFORMATION" on pages 6 and 7 of the Prospectus:


                            "SHAREHOLDER INFORMATION

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

                      DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                       Initial                             Additional
Class                                                Investments*                         Investments
-----                                                ------------                         -----------
Institutional Class                                  $1 million                           no minimum
Cash Management Class                                 1 million                           no minimum
Private Investment Class                              10,000                              no minimum
Personal Investment Class                             10,000                              no minimum
Reserve Class                                         10,000                              no minimum
Resource Class                                        10,000                              no minimum
Sweep Class                                           10,000                              no minimum

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS

                                    OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
Through a Financial Intermediary    Contact your financial intermediary.           Same
                                    The financial intermediary should mail your
                                    completed account application to the
                                    transfer agent,
                                    A I M Fund Services, Inc.
                                    P. O. Box 0843
                                    Houston, TX 77001-0843
                                    The financial intermediary should call the
                                    transfer agent at (800) 659-1005 to receive
                                    an account number.
                                    Then, the intermediary should use the
                                    following wire instructions:
                                    The Bank of New York
                                    ABA/ROUTING #: 02100018
                                    DDA 8900117435
                                    For Further Credit to the fund and Your
                                    Account #

By Telephone                        Open your account as described above.          Call the transfer agent at (800)
                                                                                   659-1005 and wire payment for
                                                                                   your purchase order in accordance
                                                                                   with the wire instructions noted
                                                                                   above.

By AIM LINK--Registered Trademark-- Open your account as described above.          Complete an AIM LINK--Registered Trademark--
                                                                                   Agreement.  Mail the application
                                                                                   and agreement to the transfer
                                                                                   agent.  Once your request for
                                                                                   this option has been processed,
                                                                                   you may place your purchase order
                                                                                   via AIM LINK.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                                REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES

Through a Financial Intermediary    Contact your financial intermediary.
                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application you provided the transfer agent.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.


THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

         o REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;

         o MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

         o WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.


                                PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

                                      TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected."

                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                                 (RESERVE CLASS)

                        Supplement dated January 9, 2002
                     to the Prospectus dated August 1, 2001

The following information replaces in its entirety the section titled "SHAREHOLDER INFORMATION" on pages 6 and 7 of the Prospectus:

                            "SHAREHOLDER INFORMATION

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

                      DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                        Initial                           Additional
Class                                                Investments*                         Investments
-----                                                ------------                         -----------
Institutional Class                                  $1 million                           no minimum
Cash Management Class                                 1 million                           no minimum
Private Investment Class                              10,000                              no minimum
Personal Investment Class                             10,000                              no minimum
Reserve Class                                         10,000                              no minimum
Resource Class                                        10,000                              no minimum
Sweep Class                                           10,000                              no minimum

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS

                                    OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
Through a Financial Intermediary    Contact your financial intermediary.           Same
                                    The financial intermediary should mail your
                                    completed account application to the
                                    transfer agent,
                                    A I M Fund Services, Inc.
                                    P. O. Box 0843
                                    Houston, TX 77001-0843
                                    The financial intermediary should call the
                                    transfer agent at (800) 659-1005 to receive
                                    an account number.
                                    Then, the intermediary should use the
                                    following wire instructions:
                                    The Bank of New York
                                    ABA/ROUTING #: 02100018
                                    DDA 8900117435
                                    For Further Credit to the fund and Your
                                    Account #

By Telephone                        Open your account as described above.          Call the transfer agent at (800)
                                                                                   659-1005 and wire payment for
                                                                                   your purchase order in accordance
                                                                                   with the wire instructions noted
                                                                                   above.

By AIM LINK--Registered Trademark-- Open your account as described above.          Complete an AIM LINK--Registered Trademark--
                                                                                   Agreement.  Mail the application
                                                                                   and agreement to the transfer
                                                                                   agent.  Once your request for
                                                                                   this option has been processed,
                                                                                   you may place your purchase order
                                                                                   via AIM LINK.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                                REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES

Through a Financial Intermediary     Contact your financial intermediary.
                                     Redemption proceeds will be sent in
                                     accordance with the wire instructions
                                     specified in the account application you provided the transfer agent.

By Telephone                         A person who has been authorized to
                                     make transactions in the account
                                     application may make redemptions
                                     by telephone.

By AIM LINK--Registered Trademark--  Place your redemption request via AIM LINK.

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

     o    REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;

     o    MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

     o    WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                                PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

                                      TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected."

                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                                (RESOURCE CLASS)

                        Supplement dated January 9, 2002
                     to the Prospectus dated August 1, 2001

The following information replaces in its entirety the section titled "SHAREHOLDER INFORMATION" on pages 6 and 7 of the Prospectus:


                            "SHAREHOLDER INFORMATION

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

                      DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                        Initial                           Additional
Class                                                Investments*                         Investments
-----                                                ------------                         -----------
Institutional Class                                  $1 million                           no minimum
Cash Management Class                                 1 million                           no minimum
Private Investment Class                              10,000                              no minimum
Personal Investment Class                             10,000                              no minimum
Reserve Class                                         10,000                              no minimum
Resource Class                                        10,000                              no minimum
Sweep Class                                           10,000                              no minimum

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS

                                    OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
Through a Financial Intermediary    Contact your financial intermediary.           Same
                                    The financial intermediary should mail your
                                    completed account application to the
                                    transfer agent,
                                    A I M Fund Services, Inc.
                                    P. O. Box 0843
                                    Houston, TX 77001-0843
                                    The financial intermediary should call the
                                    transfer agent at (800) 659-1005 to receive
                                    an account number.
                                    Then, the intermediary should use the
                                    following wire instructions:
                                    The Bank of New York
                                    ABA/ROUTING #: 02100018
                                    DDA 8900117435
                                    For Further Credit to the fund and Your
                                    Account #

By Telephone                        Open your account as described above.          Call the transfer agent at (800)
                                                                                   659-1005 and wire payment for
                                                                                   your purchase order in accordance
                                                                                   with the wire instructions noted
                                                                                   above.

By AIM LINK--Registered Trademark-- Open your account as described above.          Complete an AIM LINK--Registered Trademark--
                                                                                   Agreement.  Mail the application
                                                                                   and agreement to the transfer
                                                                                   agent.  Once your request for
                                                                                   this option has been processed,
                                                                                   you may place your purchase order
                                                                                   via AIM LINK.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                                REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES

Through a Financial Intermediary    Contact your financial intermediary.
                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application you provided the transfer agent.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

         o REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;

         o MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

         o WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.


                                PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

                                      TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected."

                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                                  (SWEEP CLASS)

                        Supplement dated January 9, 2002
                     to the Prospectus dated August 1, 2001

The following information replaces in its entirety the section titled "SHAREHOLDER INFORMATION" on pages 6 and 7 of the Prospectus:

                            "SHAREHOLDER INFORMATION

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

                      DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                        Initial                           Additional
Class                                                Investments*                         Investments
-----                                                ------------                         -----------
Institutional Class                                  $1 million                           no minimum
Cash Management Class                                 1 million                           no minimum
Private Investment Class                              10,000                              no minimum
Personal Investment Class                             10,000                              no minimum
Reserve Class                                         10,000                              no minimum
Resource Class                                        10,000                              no minimum
Sweep Class                                           10,000                              no minimum

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS

                                    OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
Through a Financial Intermediary    Contact your financial intermediary.           Same
                                    The financial intermediary should mail your
                                    completed account application to the
                                    transfer agent,
                                    A I M Fund Services, Inc.
                                    P. O. Box 0843
                                    Houston, TX 77001-0843
                                    The financial intermediary should call the
                                    transfer agent at (800) 659-1005 to receive
                                    an account number.
                                    Then, the intermediary should use the
                                    following wire instructions:
                                    The Bank of New York
                                    ABA/ROUTING #: 02100018
                                    DDA 8900117435
                                    For Further Credit to the fund and Your
                                    Account #

By Telephone                        Open your account as described above.          Call the transfer agent at (800)
                                                                                   659-1005 and wire payment for
                                                                                   your purchase order in accordance
                                                                                   with the wire instructions noted
                                                                                   above.

By AIM LINK--Registered Trademark-- Open your account as described above.          Complete an AIM LINK--Registered Trademark--
                                                                                   Agreement.  Mail the application
                                                                                   and agreement to the transfer
                                                                                   agent.  Once your request for
                                                                                   this option has been processed,
                                                                                   you may place your purchase order
                                                                                   via AIM LINK.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                                REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES

Through a Financial Intermediary        Contact your financial intermediary.
                                        Redemption proceeds will be sent in
                                        accordance with the wire instructions
                                        specified in the account application you provided the transfer agent.

By Telephone                            A person who has been authorized to
                                        make transactions in the account
                                        application may make redemptions
                                        by telephone.

By AIM LINK--Registered Trademark--     Place your redemption request via AIM
                                        LINK.

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

     o REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;

     o MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

     o WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                                PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

                                      TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected."

                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                     Supplement dated January 9, 2002 to the
            Statement of Additional Information dated August 1, 2001
           and as supplemented September 18, 2001 and October 1, 2001

The following sections beginning on page 24 of the Statement of Additional Information are deleted in their entirety "SHARE PURCHASES AND REDEMPTIONS - PURCHASES AND REDEMPTIONS, REDEMPTIONS BY THE PORTFOLIO AND NET ASSET VALUE DETERMINATION" and are replaced with the following:

                   "PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

A financial intermediary may submit a written request to AFS for correction of transactions involving Portfolio shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.

Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AFS in writing. AFS may request additional documentation.

AFS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

         The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

         The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The Portfolio determines its net asset value as of 10:00 a.m. Eastern time, 12:30 p.m. Eastern time and 3:00 p.m. Eastern time. The Portfolio declares dividends to shareholders of record at 3:00 p.m. Eastern time. The Portfolio's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value.

         For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

         The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

         The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

         The Board of Trustees has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the directors at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the directors determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. If available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share."

The following information replaces in its entirety the section titled "DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS - DIVIDENDS AND DISTRIBUTIONS" on page 27 of the Statement of Additional Information:

                    "DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. The Portfolio does not expect to realize any long-term capital gains and losses.

         Dividends are paid on settled shares of the Portfolio as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

         All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption are paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

         The dividends accrued and paid for each class of shares of the Portfolio will consist of (a) interest accrued and discounts earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

         Should the Company incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or its receiving upon redemption a price per share lower than that which it paid."